Inventories - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Inventories [Line Items]
Raw materials and supplies	$ 37,920	$ 48,144
Work-in-process	43,662	31,685
Finished goods	29,761	29,461
Inventories	$ 111,343	$ 109,290